Consolidated Statements of Comprehensive Income (Restated) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Of Income and Comprehensive Income [Abstract]
Net Income	[1]	$ 211	$ 854
Other Comprehensive Income (Loss)
Change in unrealized holding losses on securities available-for-sale	[1]	(53)	(86)
Accretion of net unrealized losses on securities transferred from available-for-sale	[1],[2]		323
Reclassification adjustment for realized gains on securities available-for- sale included in net income	[1]		(24)
Reclassification adjustment for realized gains on securities held-to-maturity included in net income	[1]		(12)
Reclassification of effect of tax rate change on other comprehensive income	[1]	(27)
Other Comprehensive Income (Loss), Before Tax	[1]	(80)	201
Income Tax (Provision) Benefit Related to Other Comprehensive Income (Loss)	[1]		(74)
Other Comprehensive Income, Net of Tax	[1]	(80)	127
Comprehensive Income	[1]	$ 131	981
Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss)
Change in unrealized holding losses on securities available-for-sale	[1]		29
Accretion of net unrealized losses on securities transferred from available-for-sale	[1]		(115)
Reclassification adjustment for realized gains on securities available-for-sale included in net income	[1]		8
Reclassification adjustment for realized gains on securities held-to-maturity included in net income	[1]		4
Tax Effect Allocated to Each Component of Other Comprehensive Income (Loss)	[1]		$ (74)

[1]	Restated
[2]	The accretion of the unrealized holding losses in accumulated other comprehensive income at the date of transfer partially offsets the amortization of the difference between the par value and the fair value of the investment securities at the date of transfer, and is an adjustment of yield.